Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital	12.60%
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital		11.00%
Growth rate		3.00%
Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital	5.00%
Investment In Related Party
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital	12.60%